Condensed Consolidating Guarantor Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Condensed Consolidating Guarantor Financial Information [Abstract]
Condensed Consolidating Guarantor Financial Information

Note 15: Condensed Consolidating Guarantor Financial Information

In October 2013, Hilton Worldwide Finance LLC and Hilton Worldwide Finance Corp. (the “HWF Issuers”), entities that are 100 percent owned by Hilton Worldwide Parent LLC (“HWP”), which is 100 percent owned by the Parent, issued the 2021 Senior Notes. In September 2016, Hilton Domestic Operating Company Inc. (“HOC”), an entity incorporated in July 2016 that is 100 percent owned by Hilton Worldwide Finance LLC, assumed the 2024 Senior Notes that were issued in August 2016 by escrow issuers and is a guarantor of the 2021 Senior Notes, 2025 Senior Notes and 2027 Senior Notes. In March 2017, the HWF Issuers, which are guarantors of the 2024 Seniors Notes, issued the 2025 Senior Notes and 2027 Senior Notes, and we used the net proceeds and available cash to repay in full the 2021 Senior Notes. The 2024 Senior Notes, 2025 Senior Notes and 2027 Senior Notes are collectively referred to as the Senior Notes and are all guaranteed by HWP. The HWF Issuers and HOC are collectively referred to as the Subsidiary Issuers.

The Senior Notes are guaranteed jointly and severally on a senior unsecured basis by the Parent and certain of the Parent’s 100 percent owned domestic restricted subsidiaries that are themselves not issuers of the applicable series of Senior Notes (together, the “Guarantors”). The indentures that govern the Senior Notes provide that any subsidiary of the Company that provides a guarantee of the Senior Secured Credit Facility will guarantee the Senior Notes. As of March 31, 2017, none of our foreign subsidiaries or U.S. subsidiaries owned by foreign subsidiaries or conducting foreign operations or our non-wholly owned subsidiaries guarantee the Senior Notes (collectively, the “Non-Guarantors”).

In September 2016, certain employees, assets and liabilities of a guarantor subsidiary were transferred into HOC. This transfer was considered to be a transfer of assets rather than a transfer of a business. Accordingly, we have separately presented HOC as a subsidiary issuer in our condensed consolidating financial information prospectively from the date of the transfer.

In connection with the spin-offs, certain entities that were previously guarantors of the 2021 Senior Notes and 2024 Senior Notes were released and no longer guaranteed these senior notes. The condensed consolidating financial information presents the financial information based on the composition of the Guarantors and Non-Guarantors as of March 31, 2017.

The guarantees are full and unconditional, subject to certain customary release provisions. The indentures that govern the Senior Notes provide that any Guarantor may be released from its guarantee so long as: (i) the subsidiary is sold or sells all of its assets; (ii) the subsidiary is released from its guaranty under the Senior Secured Credit Facility; (iii) the subsidiary is declared “unrestricted” for covenant purposes; (iv) the subsidiary is merged with or into the applicable Subsidiary Issuers or another Guarantor or the Guarantor liquidates after transferring all of its assets to the applicable Subsidiary Issuers or another Guarantor; or (v) the requirements for legal defeasance or covenant defeasance or to discharge the indenture have been satisfied, in each case in compliance with applicable provisions of the indentures.

The following schedules present the condensed consolidating financial information as of March 31, 2017 and December 31, 2016, and for the three months ended March 31, 2017 and 2016, for the Parent, HWF Issuers, HOC, Guarantors and Non-Guarantors.

	March 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$11	$848	$—	$862
Restricted cash and cash equivalents	—	—	87	10	27	—	124
Accounts receivable, net	—	—	11	644	256	—	911
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	8	48	74	(1)	129
Other	—	—	1	5	37	—	43

Total current assets	—	—	110	718	1,282	(41)	2,069

Intangibles and Other Assets:
Investments in subsidiaries	1,588	6,975	8,127	1,588	—	(18,278)	—
Goodwill	—	—	—	3,824	1,311	—	5,135
Brands	—	—	—	4,405	451	—	4,856
Management and franchise contracts, net	—	—	—	683	247	—	930
Other intangible assets, net	—	—	1	282	148	—	431
Property and equipment, net	—	—	11	61	269	—	341
Deferred income tax assets	10	4	174	—	82	(188)	82
Other	—	11	31	235	166	—	443

Total intangibles and other assets	1,598	6,990	8,344	11,078	2,674	(18,466)	12,218

TOTAL ASSETS	$1,598	$6,990	$8,454	$11,796	$3,956	$(18,507)	$14,287

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$6	$176	$1,195	$422	$(1)	$1,798
Intercompany payables	—	—	40	—	—	(40)	—
Current maturities of long-term debt	—	32	—	—	9	—	41
Income taxes payable	—	—	—	49	79	—	128

Total current liabilities	—	38	216	1,244	510	(41)	1,967
Long-term debt	—	5,357	982	—	249	—	6,588
Deferred revenues	—	—	—	22	—	—	22
Deferred income tax liabilities	—	—	—	1,884	27	(188)	1,723
Liability for guest loyalty program	—	—	—	898	—	—	898
Other	—	7	281	499	706	—	1,493

Total liabilities	—	5,402	1,479	4,547	1,492	(229)	12,691
Equity:
Total Hilton stockholders’ equity	1,598	1,588	6,975	7,249	2,466	(18,278)	1,598
Noncontrolling interests	—	—	—	—	(2)	—	(2)

Total equity	1,598	1,588	6,975	7,249	2,464	(18,278)	1,596

TOTAL LIABILITIES AND EQUITY	$1,598	$6,990	$8,454	$11,796	$3,956	$(18,507)	$14,287

	December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$22	$1,037	$—	$1,062
Restricted cash and cash equivalents	—	—	87	9	25	—	121
Accounts receivable, net	—	—	7	484	264	—	755
Intercompany receivables	—	—	—	—	42	(42)	—
Prepaid expenses	—	—	6	21	65	(3)	89
Income taxes receivable	—	—	—	30	—	(17)	13
Other	—	—	1	5	33	—	39
Current assets of discontinued operations	—	—	—	—	1,502	(24)	1,478

Total current assets	—	—	104	571	2,968	(86)	3,557

Intangibles and Other Assets:
Investments in subsidiaries	5,889	11,300	12,583	5,889	—	(35,661)	—
Goodwill	—	—	—	3,824	1,394	—	5,218
Brands	—	—	—	4,404	444	—	4,848
Management and franchise contracts, net	—	—	—	716	247	—	963
Other intangible assets, net	—	—	1	296	150	—	447
Property and equipment, net	—	—	12	62	267	—	341
Deferred income tax assets	10	2	167	—	82	(179)	82
Other	—	12	30	213	153	—	408
Non-current assets of discontinued operations	—	—	—	12	10,345	(10)	10,347

Total intangibles and other assets	5,899	11,314	12,793	15,416	13,082	(35,850)	22,654

TOTAL ASSETS	$5,899	$11,314	$12,897	$15,987	$16,050	$(35,936)	$26,211

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$26	$293	$1,091	$414	$(3)	$1,821
Intercompany payables	—	—	42	—	—	(42)	—
Current maturities of long-term debt	—	26	—	—	7	—	33
Income taxes payable	—	—	—	—	73	(17)	56
Current liabilities of discontinued operations	—	—	—	77	721	(24)	774

Total current liabilities	—	52	335	1,168	1,215	(86)	2,684
Long-term debt	—	5,361	981	—	241	—	6,583
Deferred revenues	—	—	—	42	—	—	42
Deferred income tax liabilities	—	—	—	1,919	38	(179)	1,778
Liability for guest loyalty program	—	—	—	889	—	—	889
Other	—	12	277	490	713	—	1,492
Non-current liabilities of discontinued operations	—	—	4	—	6,900	(10)	6,894

Total liabilities	—	5,425	1,597	4,508	9,107	(275)	20,362
Equity:
Total Hilton stockholders’ equity	5,899	5,889	11,300	11,479	6,993	(35,661)	5,899
Noncontrolling interests	—	—	—	—	(50)	—	(50)

Total equity	5,899	5,889	11,300	11,479	6,943	(35,661)	5,849

TOTAL LIABILITIES AND EQUITY	$5,899	$11,314	$12,897	$15,987	$16,050	$(35,936)	$26,211

	Three Months Ended March 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise fees	$—	$—	$19	$255	$24	$(4)	$294
Base and other management fees	—	—	—	50	33	—	83
Incentive management fees	—	—	—	22	30	—	52
Owned and leased hotels	—	—	—	—	300	—	300
Other revenues	—	—	20	13	4	—	37

	—	—	39	340	391	(4)	766
Other revenues from managed and franchised properties	—	—	45	1,220	130	—	1,395

Total revenues	—	—	84	1,560	521	(4)	2,161
Expenses
Owned and leased hotels	—	—	—	—	272	—	272
Depreciation and amortization	—	—	1	64	24	—	89
General and administrative	—	—	79	2	24	—	105
Other expenses	—	—	12	7	8	(4)	23

	—	—	92	73	328	(4)	489
Other expenses from managed and franchised properties	—	—	45	1,220	130	—	1,395

Total expenses	—	—	137	1,293	458	(4)	1,884

Operating income (loss)	—	—	(53)	267	63	—	277
Interest expense	—	(63)	(28)	—	(13)	—	(104)
Gain (loss) on foreign currency transactions	—	—	11	21	(36)	—	(4)
Loss on debt extinguishment	—	(60)	—	—	—	—	(60)
Other non-operating income (loss), net	—	(3)	1	1	2	—	1

Income (loss) from continuing operations before income taxes and equity in earnings from subsidiaries	—	(126)	(69)	289	16	—	110
Income tax benefit (expense)	—	49	27	(108)	(3)	—	(35)

Income (loss) from continuing operations before equity in earnings from subsidiaries	—	(77)	(42)	181	13	—	75
Equity in earnings from subsidiaries	74	151	193	74	—	(492)	—

Net income	74	74	151	255	13	(492)	75
Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)

Net income attributable to Hilton stockholders	$74	$74	$151	$255	$12	$(492)	$74

Comprehensive income	$94	$72	$155	$255	$30	$(512)	$94
Comprehensive loss (income) attributable to noncontrolling interests	—	—	—	—	—	—	—

Comprehensive income attributable to Hilton stockholders	$94	$72	$155	$255	$30	$(512)	$94

	Three Months Ended March 31, 2016
	Parent	HWF Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise fees	$—	$—	$234	$22	$(3)	$253
Base and other management fees	—	—	32	28	—	60
Incentive management fees	—	—	8	28	—	36
Owned and leased hotels	—	—	—	319	—	319
Other revenues	—	—	14	3	—	17

	—	—	288	400	(3)	685
Other revenues from managed and franchised properties	—	—	924	117	—	1,041

Total revenues	—	—	1,212	517	(3)	1,726
Expenses
Owned and leased hotels	—	—	—	307	—	307
Depreciation and amortization	—	—	68	24	—	92
Impairment loss	—	—	—	15	—	15
General and administrative	—	—	57	26	—	83
Other expenses	—	—	9	12	(3)	18

	—	—	134	384	(3)	515
Other expenses from managed and franchised properties	—	—	924	117	—	1,041

Total expenses	—	—	1,058	501	(3)	1,556
Operating income	—	—	154	16	—	170
Interest expense	—	(67)	(11)	(12)	—	(90)
Gain (loss) on foreign currency transactions	—	—	5	(17)	—	(12)
Other non-operating income, net	—	—	2	—	—	2

Income (loss) from continuing operations before income taxes and equity in earnings from subsidiaries	—	(67)	150	(13)	—	70
Income tax benefit (expense)	192	26	(100)	3	—	121

Income (loss) from continuing operations before equity in earnings from subsidiaries	192	(41)	50	(10)	—	191
Equity in earnings (losses) from subsidiaries	—	41	(9)	—	(32)	—

Income (losses) from continuing operations, net of taxes	192	—	41	(10)	(32)	191
Income from discontinued operations, net of taxes	117	117	117	106	(338)	119
Net income	309	117	158	96	(370)	310
Net income attributable to noncontrolling interests	—	—	—	(1)	—	(1)

Net income attributable to Hilton stockholders	$309	$117	$158	$95	$(370)	$309

Comprehensive income	$319	$111	$149	$119	$(380)	$318
Comprehensive loss attributable to noncontrolling interests	—	—	—	1	—	1

Comprehensive income attributable to Hilton stockholders	$319	$111	$149	$120	$(380)	$319

	Three Months Ended March 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$—	$(102)	$56	$112	$(3)	$63

Investing Activities:
Capital expenditures for property and equipment	—	—	—	(1)	(8)	—	(9)
Contract acquisition costs	—	—	—	(8)	(5)	—	(13)
Capitalized software costs	—	—	—	(9)	—	—	(9)
Other	—	(13)	—	(6)	—	—	(19)

Net cash used in investing activities	—	(13)	—	(24)	(13)	—	(50)

Financing Activities:
Borrowings	—	1,823	—	—	—	—	1,823
Repayment of debt	—	(1,823)	—	—	(1)	—	(1,824)
Debt issuance costs and redemption premium	—	(66)	—	—	—	—	(66)
Repayment of intercompany borrowings	—	—	(3)	—	—	3	—
Intercompany transfers	119	79	133	(42)	(289)	—	—
Dividends paid	(49)	—	—	—	—	—	(49)
Cash transferred in spin-offs of Park and HGV	—	—	—	—	(501)	—	(501)
Repurchases of common stock	(70)	—	—	—	—	—	(70)
Distributions to noncontrolling interests	—	—	—	—	(1)	—	(1)
Tax withholdings on share-based compensation	—	—	(28)	—	—	—	(28)

Net cash provided by (used in) financing activities	—	13	102	(42)	(792)	3	(716)

Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	5	—	5

Net decrease in cash, restricted cash and cash equivalents	—	—	—	(10)	(688)	—	(698)

Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	90	31	1,062	—	1,183
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	—	501	—	501

Cash, restricted cash and cash equivalents, beginning of period	—	—	90	31	1,563	—	1,684

Cash, restricted cash and cash equivalents, end of period	$—	$—	$90	$21	$875	$—	$986

	Three Months Ended March 31, 2016
	Parent	HWF Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$—	$(279)	$618	$—	$339

Investing Activities:
Capital expenditures for property and equipment	—	—	—	(84)	—	(84)
Contract acquisition costs	—	—	(8)	(1)	—	(9)
Capitalized software costs	—	—	(10)	(1)	—	(11)
Other	—	—	(9)	3	—	(6)

Net cash used in investing activities	—	—	(27)	(83)	—	(110)

Financing Activities:
Repayment of debt	—	—	—	(32)	—	(32)
Intercompany transfers	69	—	317	(386)	—	—
Dividends paid	(69)	—	—	—	—	(69)
Distributions to noncontrolling interests	—	—	—	(2)	—	(2)
Tax withholdings on share-based compensation	—	—	(13)	—	—	(13)

Net cash provided by (used in) financing activities	—	—	304	(420)	—	(116)

Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	4	—	4

Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	(2)	119	—	117

Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	108	526	—	634
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	222	—	222

Cash, restricted cash and cash equivalents, beginning of period	—	—	108	748	—	856

Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	106	576	—	682
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	—	291	—	291

Cash, restricted cash and cash equivalents, end of period	$—	$—	$106	$867	$—	$973

Note 24: Condensed Consolidating Guarantor Financial Information

In October 2013, Hilton Worldwide Finance LLC and Hilton Worldwide Finance Corp. (the “HWF Issuers”), entities that are 100 percent owned by Hilton Worldwide Parent LLC (“HWP”), which is 100 percent owned by the Parent, issued the 2021 Senior Notes. In September 2016, Hilton Domestic Operating Company Inc. (“HOC”), an entity incorporated in July 2016 that is 100 percent owned by Hilton Worldwide Finance LLC and a guarantor of the 2021 Senior Notes, assumed the 2024 Senior Notes that were issued in August 2016 by escrow issuers and are guaranteed by the HWF Issuers and HWP. The 2021 Senior Notes and the 2024 Senior Notes are referred to as the Senior Notes. The HWF Issuers and HOC are collectively referred to as the Subsidiary Issuers.

In September 2016, certain employees, assets and liabilities of a guarantor subsidiary were transferred into HOC. This transfer was considered to be a transfer of assets rather than a transfer of a business. Accordingly, we have separately presented HOC as a subsidiary issuer in our condensed consolidating financial information prospectively from the date of the transfer.

The Senior Notes are guaranteed jointly and severally on a senior unsecured basis by the Parent and certain of the Parent’s 100 percent owned domestic restricted subsidiaries that are themselves not issuers of the applicable series of Senior Notes (together, the “Guarantors”). The indentures that govern the Senior Notes provide that any subsidiary of the Company that provides a guarantee of the Senior Secured Credit Facility will guarantee the Senior Notes. None of our foreign subsidiaries or U.S. subsidiaries owned by foreign subsidiaries or conducting foreign operations or our non-wholly owned subsidiaries guarantee the Senior Notes (collectively, the “Non-Guarantors”).

The guarantees are full and unconditional, subject to certain customary release provisions. The indentures that govern the Senior Notes provide that any Guarantor may be released from its guarantee so long as: (i) the subsidiary is sold or sells all of its assets; (ii) the subsidiary is released from its guaranty under the Senior Secured Credit Facility; (iii) the subsidiary is declared “unrestricted” for covenant purposes; (iv) the subsidiary is merged with or into the applicable Subsidiary Issuers or another Guarantor or the Guarantor liquidates after transferring all of its assets to the applicable Subsidiary Issuers or another Guarantor; or (v) the requirements for legal defeasance or covenant defeasance or to discharge the indenture have been satisfied, in each case in compliance with applicable provisions of the indentures.

The following schedules present the condensed consolidating financial information as of December 31, 2016 and 2015, and for the years ended December 31, 2016, 2015 and 2014, for the Parent, HWF Issuers, HOC, Guarantors and Non-Guarantors.

	December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$22	$1,037	$—	$1,062
Restricted cash and cash equivalents	—	—	87	9	25	—	121
Accounts receivable, net	—	—	7	484	264	—	755
Intercompany receivables	—	—	—	—	42	(42)	—
Prepaid expenses	—	—	6	21	65	(3)	89
Income taxes receivable	—	—	—	30	—	(17)	13
Other	—	—	1	5	33	—	39
Current assets of discontinued operations	—	—	—	—	1,502	(24)	1,478

Total current assets	—	—	104	571	2,968	(86)	3,557

Intangibles and Other Assets:
Investments in subsidiaries	5,889	11,300	12,583	5,889	—	(35,661)	—
Goodwill	—	—	—	3,824	1,394	—	5,218
Brands	—	—	—	4,404	444	—	4,848
Management and franchise contracts, net	—	—	—	716	247	—	963
Other intangible assets, net	—	—	1	296	150	—	447
Property and equipment, net	—	—	12	62	267	—	341
Deferred income tax assets	10	2	167	—	82	(179)	82
Other	—	12	30	213	153	—	408
Non-current assets of discontinued operations	—	—	—	12	10,345	(10)	10,347

Total intangibles and other assets	5,899	11,314	12,793	15,416	13,082	(35,850)	22,654

TOTAL ASSETS	$5,899	$11,314	$12,897	$15,987	$16,050	$(35,936)	$26,211

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$26	$293	$1,091	$414	$(3)	$1,821
Intercompany payables	—	—	42	—	—	(42)	—
Current maturities of long-term debt	—	26	—	—	7	—	33
Income taxes payable	—	—	—	—	73	(17)	56
Current liabilities of discontinued operations	—	—	—	77	721	(24)	774

Total current liabilities	—	52	335	1,168	1,215	(86)	2,684
Long-term debt	—	5,361	981	—	241	—	6,583
Deferred revenues	—	—	—	42	—	—	42
Deferred income tax liabilities	—	—	—	1,919	38	(179)	1,778
Liability for guest loyalty program	—	—	—	889	—	—	889
Other	—	12	277	490	713	—	1,492
Non-current liabilities of discontinued operations	—	—	4	—	6,900	(10)	6,894

Total liabilities	—	5,425	1,597	4,508	9,107	(275)	20,362
Equity:
Total Hilton stockholders’ equity	5,899	5,889	11,300	11,479	6,993	(35,661)	5,899
Noncontrolling interests	—	—	—	—	(50)	—	(50)

Total equity	5,899	5,889	11,300	11,479	6,943	(35,661)	5,849

TOTAL LIABILITIES AND EQUITY	$5,899	$11,314	$12,897	$15,987	$16,050	$(35,936)	$26,211

	December 31, 2015
	Parent	HWF Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$18	$495	$—	$513
Restricted cash and cash equivalents	—	—	91	29	—	120
Accounts receivable, net	—	—	406	258	—	664
Prepaid expenses	—	—	36	79	(3)	112
Income taxes receivable	—	—	120	—	(23)	97
Other	—	—	3	32	—	35
Current assets of discontinued operations	—	—	—	1,070	(26)	1,044

Total current assets	—	—	674	1,963	(52)	2,585

Intangibles and Other Assets:
Investments in subsidiaries	6,166	11,854	6,457	—	(24,477)	—
Goodwill	—	—	3,824	1,456	—	5,280
Brands	—	—	4,405	514	—	4,919
Management and franchise contracts, net	—	—	818	271	—	1,089
Other intangible assets, net	—	—	334	189	—	523
Property and equipment, net	—	—	73	338	—	411
Deferred income tax assets	24	3	—	59	(27)	59
Other	—	9	200	123	—	332
Non-current assets of discontinued operations	—	—	28	10,396	—	10,424

Total intangibles and other assets	6,190	11,866	16,139	13,346	(24,504)	23,037

TOTAL ASSETS	$6,190	$11,866	$16,813	$15,309	$(24,556)	$25,622

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$39	$1,168	$415	$(3)	$1,619
Current maturities of long-term debt	—	—	—	7	—	7
Income taxes payable	—	—	—	50	(23)	27
Current liabilities of discontinued operations	—	—	71	767	(26)	812

Total current liabilities	—	39	1,239	1,239	(52)	2,465
Long-term debt	—	5,647	—	240	—	5,887
Deferred revenues	—	—	251	—	—	251
Deferred income tax liabilities	—	—	1,813	89	(27)	1,875
Liability for guest loyalty program	—	—	784	—	—	784
Other	205	14	808	238	—	1,265
Non-current liabilities of discontinued operations	—	—	64	7,080	—	7,144

Total liabilities	205	5,700	4,959	8,886	(79)	19,671
Equity:
Total Hilton stockholders’ equity	5,985	6,166	11,854	6,457	(24,477)	5,985
Noncontrolling interests	—	—	—	(34)	—	(34)

Total equity	5,985	6,166	11,854	6,423	(24,477)	5,951

TOTAL LIABILITIES AND EQUITY	$6,190	$11,866	$16,813	$15,309	$(24,556)	$25,622

	Year Ended December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise fees	$—	$—	$21	$ 1,031	$112	$(10)	$1,154
Base and other management fees	—	—	—	126	116	—	242
Incentive management fees	—	—	—	16	126	—	142
Owned and leased hotels	—	—	—	—	1,452	—	1,452
Other revenues	—	—	10	61	11	—	82

	—	—	31	1,234	1,817	(10)	3,072
Other revenues from managed and franchised properties	—	—	32	3,777	501	—	4,310

Total revenues	—	—	63	5,011	2,318	(10)	7,382
Expenses
Owned and leased hotels	—	—	—	—	1,295	—	1,295
Depreciation and amortization	—	—	1	272	91	—	364
Impairment loss	—	—	—	—	15	—	15
General and administrative	—	—	90	204	109	—	403
Other expenses	—	—	1	31	29	(10)	51

	—	—	92	507	1,539	(10)	2,128
Other expenses from managed and franchised properties	—	—	32	3,777	501	—	4,310

Total expenses	—	—	124	4,284	2,040	(10)	6,438
Gain on sales of assets, net	—	—	—	—	8	—	8
Operating income (loss)	—	—	(61)	727	286	—	952
Interest expense	—	(261)	(30)	(51)	(52)		(394)
Gain (loss) on foreign currency transactions	—	—	11	(150)	123	—	(16)
Other non-operating income, net	—	1	1	8	4	—	14

Income (loss) from continuing operations before income taxes and equity in losses from subsidiaries	—	(260)	(79)	534	361	—	556
Income tax benefit (expense)	193	100	32	(319)	(570)	—	(564)

Income (loss) from continuing operations before equity in losses from subsidiaries	193	(160)	(47)	215	(209)	—	(8)
Equity in losses from subsidiaries	(211)	(51)	(4)	(211)	—	477	—

Income (loss) from continuing operations, net of taxes	(18)	(211)	(51)	4	(209)	477	(8)
Income from discontinued operations, net of taxes	366	366	366	428	374	(1,528)	372

Net income	348	155	315	432	165	(1,051)	364
Net income attributable to noncontrolling interests	—	—	—	—	(16)	—	(16)

Net income attributable to Hilton stockholders	$348	$155	$315	$432	$149	$(1,051)	$348

Comprehensive income	$131	$153	$320	$361	$15	$(834)	$146
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(15)	—	(15)

Comprehensive income attributable to Hilton stockholders	$131	$153	$320	$361	$—	$(834)	$131

	Year Ended December 31, 2015
	Parent	HWF Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise fees	$—	$—	$998	$101	$(12)	$1,087
Base and other management fees	—	—	125	105	—	230
Incentive management fees	—	—	18	120	—	138
Owned and leased hotels	—	—	—	1,596	—	1,596
Other revenues	—	—	61	10	—	71

	—	—	1,202	1,932	(12)	3,122
Other revenues from managed and franchised properties	—	—	3,510	501	—	4,011

Total revenues	—	—	4,712	2,433	(12)	7,133
Expenses
Owned and leased hotels	—	—	—	1,414	—	1,414
Depreciation and amortization	—	—	288	97	—	385
Impairment loss	—	—	—	9	—	9
General and administrative	—	—	424	113	—	537
Other expenses	—	—	37	15	(12)	40

	—	—	749	1,648	(12)	2,385
Other expenses from managed and franchised properties	—	—	3,510	501	—	4,011

Total expenses	—	—	4,259	2,149	(12)	6,396
Gain on sales of assets, net	—	—	—	163	—	163
Operating income	—	—	453	447	—	900
Interest expense	—	(281)	(50)	(46)	—	(377)
Gain (loss) on foreign currency transactions	—	—	77	(118)	—	(41)
Other non-operating income, net	—	—	14	37	—	51

Income (loss) from continuing operations before income taxes and equity in earnings from subsidiaries	—	(281)	494	320	—	533
Income tax benefit (expense)	(7)	108	189	58	—	348

Income (loss) from continuing operations before equity in earnings from subsidiaries	(7)	(173)	683	378	—	881
Equity in earnings from subsidiaries	883	1,056	373	—	(2,312)	—

Income from continuing operations, net of taxes	876	883	1,056	378	(2,312)	881
Income from discontinued operations, net of taxes	528	528	528	460	(1,509)	535

Net income	1,404	1,411	1,584	838	(3,821)	1,416
Net income attributable to noncontrolling interests	—	—	—	(12)	—	(12)

Net income attributable to Hilton stockholders	$1,404	$1,411	$1,584	$826	$(3,821)	$1,404

Comprehensive income	$1,248	$1,404	$1,546	$727	$(3,665)	$1,260
Comprehensive income attributable to noncontrolling interests	—	—	—	(12)	—	(12)

Comprehensive income attributable to Hilton stockholders	$1,248	$1,404	$1,546	$715	$(3,665)	$1,248

	Year Ended December 31, 2014
	Parent	HWF Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise fees	$—	$—	$826	$85	$(6)	$905
Base and other management fees	—	—	129	102	(4)	227
Incentive management fees	—	—	17	116	—	133
Owned and leased hotels	—	—	—	1,776	—	1,776
Other revenues	—	—	71	9	—	80

	—	—	1,043	2,088	(10)	3,121
Other revenues from managed and franchised properties	—	—	3,120	447	—	3,567

Total revenues	—	—	4,163	2,535	(10)	6,688
Expenses
Owned and leased hotels	—	—	—	1,586	—	1,586
Depreciation and amortization	—	—	263	100	—	363
General and administrative	—	—	303	108	—	411
Other expenses	—	—	49	19	(10)	58

	—	—	615	1,813	(10)	2,418
Other expenses from managed and franchised properties	—	—	3,120	447	—	3,567

Total expenses	—	—	3,735	2,260	(10)	5,985
Operating income	—	—	428	275	—	703
Interest expense	—	(334)	(54)	(28)	—	(416)
Gain (loss) on foreign currency transactions	—	—	443	(417)	—	26
Other non-operating income, net	—	—	9	11	—	20

Income (loss) from continuing operations before income taxes and equity in earnings from subsidiaries	—	(334)	826	(159)	—	333
Income tax benefit (expense)	(5)	128	(306)	29	—	(154)

Income (loss) from continuing operations before equity in earnings from subsidiaries	(5)	(206)	520	(130)	—	179
Equity in earnings (losses) from subsidiaries	179	385	(135)	—	(429)	—

Income (loss) from continuing operations, net of taxes	174	179	385	(130)	(429)	179
Income from discontinued operations, net of taxes	499	499	499	450	(1,444)	503

Net income	673	678	884	320	(1,873)	682
Net income attributable to noncontrolling interests	—	—	—	(9)	—	(9)

Net income attributable to Hilton stockholders	$673	$678	$884	$311	$(1,873)	$673

Comprehensive income	$315	$669	$813	$47	$(1,515)	$329
Comprehensive income attributable to noncontrolling interests	—	—	—	(14)	—	(14)

Comprehensive income attributable to Hilton stockholders	$315	$669	$813	$33	$(1,515)	$315

	Year Ended December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(37)	$—	$912	$1,095	$(605)	$1,365

Investing Activities:
Capital expenditures for property and equipment	—	—	—	(9)	(308)	—	(317)
Issuance of intercompany receivables	—	—	—	(192)	(42)	234	—
Payments received on intercompany receivables	—	—	—	192	—	(192)	—
Proceeds from asset dispositions	—	—	—	—	11	—	11
Contract acquisition costs	—	—	—	(46)	(9)	—	(55)
Capitalized software costs	—	—	—	(73)	(8)	—	(81)
Other	—	(6)	—	(35)	5	—	(36)

Net cash used in investing activities	—	(6)	—	(163)	(351)	42	(478)

Financing Activities:
Borrowings	—	—	1,000	—	3,715	—	4,715
Repayment of debt	—	(266)	—	—	(4,093)	—	(4,359)
Debt issuance costs	—	(17)	(20)	—	(39)	—	(76)
Intercompany borrowings	—	—	—	42	192	(234)	—
Repayment of intercompany borrowings	—	—	—	—	(192)	192	—
Intercompany transfers	277	326	(890)	(854)	1,141	—	—
Dividends paid	(277)	—	—	—	—	—	(277)
Intercompany dividends	—	—	—	—	(605)	605	—
Distributions to noncontrolling interests	—	—	—	—	(32)	—	(32)
Tax withholdings on share-based compensation	—	—	—	(15)	—	—	(15)

Net cash provided by (used in) financing activities	—	43	90	(827)	87	563	(44)

Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	(15)	—	(15)

Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	90	(78)	816	—	828

Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	—	109	524	—	633
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	—	223	—	223

Cash, restricted cash and cash equivalents, beginning of period	—	—	—	109	747	—	856

Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	90	31	1,062	—	1,183
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	—	—	501	—	501

Cash, restricted cash and cash equivalents, end of period	$—	$—	$90	$31	$1,563	$—	$1,684

	Year Ended December 31, 2015
	Parent	HWF Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by operating activities	$—	$184	$975	$723	$(436)	$1,446

Investing Activities:
Capital expenditures for property and equipment	—	—	(11)	(299)	—	(310)
Acquisitions, net of cash acquired	—	—	—	(1,402)	—	(1,402)
Proceeds from asset dispositions	—	—	—	2,205	—	2,205
Contract acquisition costs	—	—	(23)	(14)	—	(37)
Capitalized software costs	—	—	(57)	(5)	—	(62)
Other	—	—	13	7	—	20

Net cash provided by (used in) investing activities	—	—	(78)	492	—	414

Financing Activities:
Borrowings	—	—	—	48	—	48
Repayment of debt	—	(775)	—	(849)	—	(1,624)
Intercompany transfers	138	591	(693)	(36)	—	—
Dividends paid	(138)	—	—	—	—	(138)
Intercompany dividends	—	—	(184)	(252)	436	—
Distributions to noncontrolling interests	—	—	—	(8)	—	(8)
Tax withholdings on share-based compensation	—	—	(31)	—	—	(31)

Net cash provided by (used in) financing activities	—	(184)	(908)	(1,097)	436	(1,753)

Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	(19)	—	(19)

Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	(11)	99	—	88

Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	119	509	—	628
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	1	139	—	140

Cash, restricted cash and cash equivalents, beginning of period	—	—	120	648	—	768

Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	109	524	—	633
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	—	223	—	223

Cash, restricted cash and cash equivalents, end of period	$—	$—	$109	$747	$—	$856

	Year Ended December 31, 2014
	Parent	HWF Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by operating activities	$—	$—	$1,085	$522	$(300)	$1,307

Investing Activities:
Capital expenditures for property and equipment	—	—	(5)	(263)	—	(268)
Proceeds from asset dispositions	—	—	4	40	—	44
Contract acquisition costs	—	—	(19)	(46)	—	(65)
Capitalized software costs	—	—	(64)	(5)	—	(69)
Other	—	—	11	37	—	48

Net cash used in investing activities	—	—	(73)	(237)	—	(310)

Financing Activities:
Borrowings	—	—	—	350	—	350
Repayment of debt	—	(1,000)	—	(424)	—	(1,424)
Debt issuance costs	—	(6)	—	(3)	—	(9)
Capital contribution	—	—	—	22	(9)	13
Intercompany transfers	—	1,006	(1,094)	88	—	—
Intercompany dividends	—	—	—	(309)	309	—
Distributions to noncontrolling interests	—	—	—	(5)	—	(5)

Net cash used in financing activities	—	—	(1,094)	(281)	300	(1,075)

Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	(14)	—	(14)

Net decrease in cash, restricted cash and cash equivalents	—	—	(82)	(10)	—	(92)

Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	201	505	—	706
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	1	153	—	154

Cash, restricted cash and cash equivalents, beginning of period	—	—	202	658	—	860

Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	119	509	—	628
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	1	139	—	140

Cash, restricted cash and cash equivalents, end of period	$—	$—	$120	$648	$—	$768